Variable Interest Entities (Information about Consolidated VIEs) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Variable Interest Entity [Line Items]
Total assets		¥ 13,563,082	¥ 13,067,528	¥ 12,174,917
Total Liabilities		10,459,938	9,991,362
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		714,540	788,971
Total Liabilities		458,182	519,745
Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	913,307	993,145
Total Liabilities	[1]	466,633	531,381
Assets which are pledged as collateral	[2]	714,540	788,971
Commitments	[3]	39,742	45,264
Liquidating Customer Assets | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	0	0
Total Liabilities	[1]	0	0
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	0	0
Acquisition Of Real Estate And Real Estate Development Projects For Customers | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	1,996	2,546
Total Liabilities	[1]	0	2
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	0	0
Acquisition of real estate for the Company and its subsidiaries' real estate-related business | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	63,935	80,385
Total Liabilities	[1]	12,977	17,941
Assets which are pledged as collateral	[2]	17,923	21,970
Commitments	[3]	3,720	5,153
Corporate Rehabilitation Support Business | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	431	465
Total Liabilities	[1]	158	9
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	0	0
Investment in securities | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	104,364	82,098
Total Liabilities	[1]	316	28
Assets which are pledged as collateral	[2]	35	0
Commitments	[3]	0	0
Securitizing Financial Assets | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	266,662	267,548
Total Liabilities	[1]	158,620	159,181
Assets which are pledged as collateral	[2]	266,662	267,548
Commitments	[3]	828	0
Securitization Of Loans Receivable Originated By Third Parties | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	511	2,358
Total Liabilities	[1]	992	3,037
Assets which are pledged as collateral	[2]	511	2,358
Commitments	[3]	0	0
Power Generation Projects | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	304,064	393,797
Total Liabilities	[1]	226,224	284,772
Assets which are pledged as collateral	[2]	285,149	355,107
Commitments	[3]	35,194	40,111
Other VIEs | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	171,344	163,948
Total Liabilities	[1]	67,346	66,411
Assets which are pledged as collateral	[2]	144,260	141,988
Commitments	[3]	¥ 0	¥ 0

[1]	The assets of most VIEs are used only to repay the liabilities of the VIEs, and the creditors of the liabilities of most VIEs have no recourse to other assets of the Company and its subsidiaries.
[2]	The assets are pledged as collateral by VIE for financing of the VIE.
[3]	This item represents remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.